Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
14 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2024	2023
Trading liabilities	35,255	37,220
Non-trading derivatives	2,101	2,019
Designated at fair value through profit or loss	49,543	55,400
	86,900	94,638
Trading liabilities

Trading liabilities by type
in EUR million	2024	2023
Equity securities	467	1,156
Debt securities	3,185	2,492
Funds on deposit	5,437	10,443
Derivatives	26,166	23,129
	35,255	37,220
Non-trading derivatives

Non-trading derivatives by type
in EUR million	2024	2023
Derivatives used in:
- fair value hedges	79	113
- cash flow hedges	573	458
- hedges of net investments in foreign operations	117	92
Other non-trading derivatives	1,332	1,356
	2,101	2,019
Reference is made to Note 35 'Derivatives and hedge accounting' for information on derivatives used for hedge accounting.
Other non-trading derivatives mainly include interest-rate swaps, foreign-exchange swaps and cross-currency swaps for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2024	2023
Debt securities	9,844	8,672
Funds entrusted	39,577	46,633
Subordinated liabilities	122	95
	49,543	55,400
As at 31 December 2024, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR 17 million on a cumulative basis (2023: EUR -34 million). This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest-rate risk based on yield curves).
The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements (part of funds entrusted) is EUR 11,376 million (2023: EUR 9,957 million).
Funds entrusted include mainly repurchase agreements. For more information on repurchase transactions refer to Note 4 'Financial assets at fair value through profit or loss'.